PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

On December 31, 2021 and 2020, property and equipment consisted of the following:

	Useful Life	December 31, 2021	December 31, 2020
Delivery trucks and vehicles	3 - 5 years	$747,889	$544,010
Equipment	1 - 5 years	51,301	3,470
Subtotal		799,190	547,480
Less: accumulated depreciation		(221,985)	(74,810)
Property and equipment, net		$577,205	$472,670